Related Parties - Schedule of Information About Board of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 372	$ 608
Other long- term benefits	$ 9,456	$ 5,015
Shares at year-end (in shares)	266,821,844	252,160,087
Salaries and benefits	$ 6,511	$ 6,292
Termination benefits	52	1,977
Net Compensation Expense
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	421	927
Pension contribution	0	0
Other long- term benefits	$ 416	$ 0
Shares at year-end (in shares)	1,175,459	1,133,131
Robert Wessman, Chairman of the board
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		$ 740
Pension contribution	$ 26	0
Other long- term benefits	0	$ 0
Shares at year-end (in shares)		0
Salaries and benefits	1,491
Termination benefits	0
Robert Wessman, Chairman of the board | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	0
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	0
Richard Davies, Vice-Chairman
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 156	$ 68
Pension contribution	0	0
Other long- term benefits	$ 104	$ 0
Shares at year-end (in shares)	1,143,713	1,133,131
Ann Merchant, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 113	$ 43
Pension contribution	0	0
Other long- term benefits	$ 104	$ 0
Shares at year-end (in shares)	10,582	0
Árni Harðarson, Board Member* | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Faysal Kalmoua, Board | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Linda McGoldrick, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 81	$ 38
Pension contribution	0	0
Other long- term benefits	$ 104	$ 0
Shares at year-end (in shares)	10,582	0
Lisa Graver, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 71	$ 38
Pension contribution	0	0
Other long- term benefits	$ 104	$ 0
Shares at year-end (in shares)	10,582	0
Tomas Ekman, Board Member*
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		$ 0
Pension contribution		0
Other long- term benefits		$ 0
Shares at year-end (in shares)		0
Tomas Ekman, Board Member* | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	0
Mark Levick CEO
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution		$ 162
Other long- term benefits		0
Salaries and benefits		892
Termination benefits		1,157
Other Executive Team Members
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 346	446
Other long- term benefits	9,456	5,015
Salaries and benefits	5,020	5,400
Termination benefits	$ 52	820
Hirofumi Imai, Board member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		0
Pension contribution		0
Other long- term benefits		$ 0
Shares at year-end (in shares)		0